Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of inventories

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Raw materials and consumables	258,076	337,832
Inventories in process	11,957	26,357
Finished goods	70,588	43,044
Total inventories	340,621	407,233